Related Party Transactions - Additional Information (Details)				3 Months Ended		5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Aug. 14, 2017 shares	Jun. 30, 2017 USD ($)	Feb. 22, 2017 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) Director $ / shares shares	Dec. 31, 2018 USD ($) Director $ / shares shares	Jun. 19, 2017 shares
Related Party Transaction [Line Items]
Ordinary shares issued, value | $									$ 25,000
Number of independent directors | Director									5	5
Proceeds from sale of Private Placement Warrants to Sponsor | $		$ 11,000,000							$ 11,000,000	$ 0
Administrative Services Agreement
Related Party Transaction [Line Items]
Related party transaction expense | $				$ 60,000	$ 60,000	$ 20,000	$ 120,000	$ 120,000	$ 120,000	$ 240,000
Private Placement
Related Party Transaction [Line Items]
Initial shareholders purchased warrants									7,333,333
Warrants restriction period after the completion of business combination							30 days			30 days
Private Placement | Warrant
Related Party Transaction [Line Items]
Ordinary shares issued, price per share | $ / shares									$ 1.50
Private Placement | Minimum
Related Party Transaction [Line Items]
Business combination period allowed after close date for private placement warrants to not expire										24 months
Private Placement | Maximum
Related Party Transaction [Line Items]
Business combination period allowed after close date for private placement warrants to not expire										27 months
Class F ordinary shares
Related Party Transaction [Line Items]
Public offering, number of units sold									11,500,000
Ordinary shares issued, value | $									$ 1,150
Ordinary shares issued, price per share | $ / shares			$ 0.002
Ordinary shares forfeited									250,000
Ordinary shares outstanding				11,250,000			11,250,000		11,250,000	11,250,000
Class A ordinary shares
Related Party Transaction [Line Items]
Public offering, number of units sold									0
Ordinary shares issued, value | $									$ 0
Ordinary shares forfeited									0
Ordinary shares outstanding				1,300,539			1,300,539		2,040,060	1,353,510
Common stock conversion ratio							one-for-one basis			one-for-one basis
Class A ordinary shares | Private Placement
Related Party Transaction [Line Items]
Business combination period allowed after close date for private placement warrants to not expire							24 months			24 months
TPG Pace II Sponsor, LLC | Warrant
Related Party Transaction [Line Items]
Proceeds from sale of Private Placement Warrants to Sponsor | $							$ 11,000,000			$ 11,000,000
TPG Pace II Sponsor, LLC | Private Placement
Related Party Transaction [Line Items]
Initial shareholders purchased warrants				7,333,333			7,333,333			7,333,333
TPG Pace II Sponsor, LLC | Private Placement | Warrant
Related Party Transaction [Line Items]
Ordinary shares issued, price per share | $ / shares				$ 1.50			$ 1.50			$ 1.50
TPG Pace II Sponsor, LLC | Class F ordinary shares
Related Party Transaction [Line Items]
Public offering, number of units sold			11,500,000
Ordinary shares issued, value | $			$ 25,000
Ordinary shares issued, price per share | $ / shares			$ 0.002
Ordinary shares transferred											40,000
TPG Pace II Sponsor, LLC | Class F ordinary shares | Over-Allotment Option
Related Party Transaction [Line Items]
Ordinary shares forfeited	250,000
T P G Pace I I Sponsor L L C And Initial Shareholders | Class F ordinary shares
Related Party Transaction [Line Items]
Ordinary shares outstanding	11,250,000			11,250,000			11,250,000
Initial Shareholders | Class F ordinary shares
Related Party Transaction [Line Items]
Related party transaction, description of transaction							Additionally, the Initial Shareholders have agreed not to transfer, assign or sell any of their respective Founder Shares until the earlier of (i) one year after the completion of the Business Combination or (ii) subsequent to the Business Combination, if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination and (iii) the date following the completion of the Business Combination on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (the “Lock Up Period”).			Additionally, the Initial Shareholders agreed not to transfer, assign or sell any of their respective Founder Shares until the earlier of (i) one year after the completion of the Business Combination or (ii) subsequent to the Business Combination, if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination and (iii) the date following the completion of the Business Combination on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (the “Lock Up Period”)
Initial Shareholders | Class F ordinary shares | Minimum
Related Party Transaction [Line Items]
Price per share for earlier end of lockup period | $ / shares				$ 12.00			$ 12.00			$ 12.00
Sponsor | Indemnity
Related Party Transaction [Line Items]
Working capital requirements annual withdrawal limit | $							$ 750,000			$ 750,000
Sponsor | Maximum | Indemnity
Related Party Transaction [Line Items]
Price per public share limit | $ / shares							$ 10.00			$ 10.00
Sponsor | Private Placement
Related Party Transaction [Line Items]
Ordinary shares issued, price per share | $ / shares				$ 1.50			$ 1.50			$ 1.50
Initial shareholders purchased warrants				7,333,333			7,333,333			7,333,333
Proceeds from sale of Private Placement Warrants to Sponsor | $							$ 11,000,000			$ 11,000,000
Sponsor | Private Placement | Warrant
Related Party Transaction [Line Items]
Sale of units description							Warrant entitles the holder to purchase one Class A ordinary share at $11.50 per share			Warrant entitles the holder to purchase one Class A ordinary share at $11.50 per share
Sponsor | Class A ordinary shares | Private Placement
Related Party Transaction [Line Items]
Warrant holder entitled to purchase common stock per one share				1			1			1
TPACE Sponsor Corp.
Related Party Transaction [Line Items]
Unsecured promissory notes | $			$ 300,000
Affiliates
Related Party Transaction [Line Items]
Travel related reimbursements | $									$ 49,285